Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income

The following table represents the overall contribution by our Giant Network, the VIE, and its consolidated entities as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2011	2012
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its consolidated entities	1,515,790,079	1,778,254,022
The Company and other entities within the Group	(635,823,205)	(784,534,016)

	879,966,874	993,720,006

Other comprehensive income (loss)
Giant Network and its consolidated entities	—	—
The Company and other entities within the Group	(100,725,366)	32,505,955

	(100,725,366)	32,505,955

Comprehensive income	779,241,508	1,026,225,961

Estimated Useful Lives for Depreciation Computed Using Straight-line Method

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years